SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Jan. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account
Murphy Canyon Acquisition Corp [Member]
Assets:
Investments held in Trust Account	23,339,887	$ 23,300,000	136,871,183
Murphy Canyon Acquisition Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	$ 23,339,887		$ 136,871,183